Label	Element	Value
AMG Boston Common Global Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG Boston Common Global Impact Fund (formerly AMG Managers Brandywine Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	AMG Boston Common Global Impact Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 221% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	221.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Boston Common Asset Management, LLC (“Boston Common” or the “Subadviser”) seeks to preserve and build capital over the long term through investing in a diversified portfolio of global equity securities. Equity securities include, but are not limited to, common stocks, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Subadviser evaluates financial and sustainability criteria in seeking to identify companies that provide products or services enabling solutions that positively impact society and address sustainability challenges globally, as determined by Boston Common, with reference in part to the United Nations’ Sustainable Development Goals (“SDGs”). The Fund generally seeks to invest in companies having a market capitalization of $2 billion or more at the time of purchase. Under normal circumstances, the Fund invests at least 40% (or if conditions are not favorable, in the view of Boston Common, at least 30%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a non-U.S. issuer. The Fund considers a company to be a non-U.S. issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries. The Subadviser selects stocks through bottom-up, fundamental research, while maintaining a disciplined approach to valuation and risk analysis. The Subadviser seeks companies with sound governance and a history of responsible financial management that it believes are capable of consistent, visible profitability over a long-term period. The Fund seeks to invest in companies that the Subadviser believes are operating successfully in economic sectors with superior end-market growth or are beneficiaries of broader sector themes the Subadviser has identified, but that the Subadviser judges to be trading at discounts to their intrinsic value. The Subadviser integrates sustainability criteria into the stock selection process and applies its sustainability criteria to each potential investment. The Subadviser prefers firms that seek to work toward at least one of the SDGs with innovative approaches to environmental or social challenges through their products and services, as well as their policies or practices. The Subadviser believes that evaluating a company’s contributions to areas such as climate change, water scarcity, human rights, and labor practices requires a nuanced, judgment-based approach. The Subadviser uses criteria that are industry-specific and evaluates each company in relation to its peers. The Subadviser typically seeks companies with a superior record on ESG issues as determined by the Subadviser, as well as a commitment to good standards and compliance. The Subadviser also seeks to invest in companies that it believes recognize the effect of their supplier standards on vendors’ practices and work to improve practices in their supply chains. Conversely, the Subadviser looks to avoid companies that it views as egregious violators of regulations; those that appear to exhibit a pattern of negligence on ESG issues; and those that have a deteriorating record on measurable conduct in these areas. The Fund may invest in companies that do not yet meet the Subadviser’s sustainability criteria in all areas if they meet the Subadviser’s comprehensive ESG guidelines and if, in the judgment of the Subadviser, they have made or seek to make meaningful positive contributions to ESG issues (including those described by the SDGs) through their products and services and/or policies and practices. In such cases, the Fund may exercise its rights as a shareholder to practice constructive engagement and encourage management to adopt more responsible policies. The Subadviser employs active shareowner engagement to raise environmental, social, and governance issues with the management of select portfolio companies. Through this effort, the Subadviser seeks to encourage company management teams toward greater transparency, accountability, disclosure, and commitment to ESG issues.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund. Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak, or in response to events that affect particular industries or companies. Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility. Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties. Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. ESG Investing Risk—because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time. Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits. High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability. Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies. Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss. Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result. Mid-Capitalization Stock Risk—Although the Fund may invest in securities in any capitalization range, securities of mid-capitalization companies may pose additional risks. The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies. Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country. Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology sector may comprise a significant portion of the Fund’s portfolio. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Small-Capitalization Stock Risk—although the Fund may invest in securities in any capitalization range, securities of small-capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies. Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. As of March 19, 2021, Boston Common was appointed as subadviser to the Fund and the Fund changed its name to “AMG Boston Common Global Impact Fund,” adopted its current investment strategies and began comparing its performance to the MSCI ACWI Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and may have been different had the Fund’s current investment strategy been in effect. The performance information shown for the Fund’s Class I shares (formerly Class S shares, which were renamed Class I shares on February 27, 2017 (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016)) includes historical performance of the Fund for periods prior to October 1, 2013, which was the date the Fund was reorganized from Brandywine Fund, a series of Brandywine Fund, Inc. (the “Predecessor Brandywine Fund”), to the Fund. To obtain updated performance information, please visit www.amgfunds.com or call 800.548.4539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.548.4539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/20 (Class I)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 23.74% (2nd Quarter 2020)Worst Quarter: -24.98% (3rd Quarter 2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/20
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The MSCI ACWI Index replaced the Russell 3000® Growth Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
AMG Boston Common Global Impact Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	$ 1,143
2011	rr_AnnualReturn2011	(16.04%)
2012	rr_AnnualReturn2012	5.25%
2013	rr_AnnualReturn2013	36.26%
2014	rr_AnnualReturn2014	9.63%
2015	rr_AnnualReturn2015	0.37%
2016	rr_AnnualReturn2016	7.19%
2017	rr_AnnualReturn2017	23.65%
2018	rr_AnnualReturn2018	(3.67%)
2019	rr_AnnualReturn2019	27.91%
2020	rr_AnnualReturn2020	29.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.98%)
1 Year	rr_AverageAnnualReturnYear01	29.71%
5 Years	rr_AverageAnnualReturnYear05	16.20%
10 Years	rr_AverageAnnualReturnYear10	10.87%
AMG Boston Common Global Impact Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.70%
5 Years	rr_AverageAnnualReturnYear05	14.94%
10 Years	rr_AverageAnnualReturnYear10	10.27%
AMG Boston Common Global Impact Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.37%
5 Years	rr_AverageAnnualReturnYear05	13.00%
10 Years	rr_AverageAnnualReturnYear10	8.98%
AMG Boston Common Global Impact Fund | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%	[2]
5 Years	rr_AverageAnnualReturnYear05	12.26%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.13%	[2]
AMG Boston Common Global Impact Fund | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.26%	[2]
5 Years	rr_AverageAnnualReturnYear05	20.67%	[2]
10 Years	rr_AverageAnnualReturnYear10	16.93%	[2]

[1]	Expense information has been restated to reflect current fees.
[2]	The MSCI ACWI Index replaced the Russell 3000® Growth Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.